Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Server hardware	5 years
Vehicles	5 years

Server hardware	5 years
Vehicles	5 years

Summary of estimated useful lives of intangible assets

Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Schedule of contract balances

	As of March 31,
	2021	2020
Deferred revenue-current	$11,456,667	$16,736,365
Deferred revenue-non-current	312,896	50,877
Total	$11,769,563	$16,787,242

	For the years ended March 31,
	2021	2020
Revenue recognized from deferred revenue balance	$16,736,365	$15,258,021

Summary of currency exchange rates that were used in the consolidated financial statements

	March 31, 2022	March 31, 2021	March 31, 2020
Year-end spot rate	US$1= 6.3482 RMB	US$1= 6.5712 RMB	US$1= 7.0851 RMB
Average rate	US$1= 6.4083 RMB	US$1= 6.7720 RMB	US$1= 6.9655 RMB

	March 31, 2021	March 31, 2020
Year-end spot rate	US$1= 6.5712 RMB	US$1= 7.0851 RMB
Average rate	US$1= 6.7720 RMB	US$1= 6.9655 RMB